Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of December 31, 2022 and 2021 are as follows:

	Balance as of December 31, 2022		Balance as of December 31, 2021
	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedge	94,192	12,159	9,550	206,763
Foreign exchange derivatives instruments	3,189	-	3,410	-
Notes conversion option (Note 14)	-	4,688	-	16,690
Total	97,381	16,847	12,960	223,453

Maturities of notional and fair value amounts of interest rate derivatives designated as cash flow hedges
The table below shows a breakdown of the maturities of notional amounts of interest rate cash flow hedge derivatives as of December 31, 2022 and 2021.

Notionals	Balance as of December 31, 2022		Balance as of December 31, 2021
	Assets	Liabilities	Assets	Liabilities
Up to 1 year	245,147	47,029	71,386	106,191
Between 1 and 2 years	310,393	102,476	304,930	240,197
Between 2 and 3 years	217,498	112,855	262,973	271,350
Subsequent years	659,186	280,016	217,989	860,777
Total	1,432,224	542,376	857,278	1,478,515

The table below shows a breakdown of the maturity of the fair values of interest rate cash flow hedge derivatives as of December 31, 2022 and 2021:

Fair value	Balance as of December 31, 2022		Balance as of December 31, 2021
	Assets	Liabilities	Assets	Liabilities
Up to 1 year	10,868	(991)	678	(15,039)
Between 1 and 2 years	17,860	(2,189)	1,810	(33,670)
Between 2 and 3 years	12,257	(2,851)	2,268	(39,834)
Subsequent years	53,208	(6,128)	4,794	(118,220)
Total	94,192	(12,159)	9,550	(206,763)